INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%	12.50%	12.50%
Valuation allowances		(1.40%)	(1.40%)	59.90%
Tax impact of repurchased and resold Notes		(0.10%)	0.10%	(0.80%)
Foreign tax rate differentials		(0.40%)	(2.80%)	(18.40%)
True-up of prior year tax provision		(0.10%)	0.00%	2.20%
Non-deductible interest expense, transaction fees and expenses		0.50%	1.80%	12.20%
Deductible interest paid in the period		(2.70%)	0.00%	0.00%
Unrealized foreign exchange loss on re-valuation of deferred tax balances		0.00%	0.10%	0.50%
Withholding tax		0.00%	0.00%	13.30%
Other		0.00%	0.10%	(0.10%)
Effective tax rate		8.30%	10.40%	81.30%
Income Taxes [Abstract]
Tax liability in connection with unrepatriated Australian earnings		$ 0	$ 2,054
Decrease in tax liability in connection with unrepatriated Australian earnings		(900)
Income tax benefit from deductible interest paid in the period		$ (6,700)
Irish Revenue [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%
Foreign [Member] | Irish Revenue [Member]
Income Taxes [Abstract]
Period in which enquiries and/or assessments can be raised by taxing authority after return is submitted		4 years
Open tax year		2015 2016 2017 2018 2019
Value Added Tax assessment | €	€ 6.1